UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (142.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.4%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	$2,000,000	$2,348,300

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	3,150,000	3,615,413

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	836,565

			6,800,278
Arizona (2.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,310,916

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds (Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	372,411

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,400,000	2,636,232

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,000,000	1,086,700

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	710,000	706,344

Pinal Cnty., Elec. Rev. Bonds
(Dist. No. 3), 5.25%, 7/1/36 (Prerefunded 7/1/21)	A	500,000	576,960
5.00%, 7/1/35	A	550,000	617,997

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,350,000	1,603,935

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,122,770

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	Baa1	500,000	535,500

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A-	2,065,000	2,277,654

			13,856,461
California (21.6%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	BBB+/F	550,000	580,338

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5.00%, 4/1/33	AA-	1,200,000	1,370,280

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	845,010

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. E, 4.80%, 8/1/37	AA-	2,465,000	2,470,177

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5.25%, 2/1/37	A-	1,055,000	1,058,292

CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5.00%, 10/1/42	Baa1	500,000	532,265
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/40	A-	650,000	685,003

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	3,000,000	3,349,080
5.50%, 3/1/40	Aa3	7,450,000	8,245,660
5.00%, 4/1/42	Aa3	4,000,000	4,442,360

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,179,932

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB	400,000	438,780

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	3,500,000	3,815,630
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	750,000	786,338
(Pacific Gas & Electric Corp.), Class D, FGIC, 4.75%, 12/1/23	A3	1,500,000	1,515,990

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,102,400

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6.125%, 11/1/29 (Prerefunded 11/1/19)	Aaa	1,000,000	1,131,970
Ser. A-1, 6.00%, 3/1/35	A1	1,600,000	1,799,792
(Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,575,000	1,615,383
(Capital Projects), Ser. A, 5.00%, 4/1/29	A1	2,000,000	2,262,360

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	1,415,000	1,416,726

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	460,305

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5.00%, 8/1/40 (Prerefunded 8/1/21)	Aaa	2,250,000	2,586,803

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6.00%, 1/15/53	BBB-	1,500,000	1,712,655
zero %, 1/1/28 (Escrowed to maturity)	AA+	10,000,000	7,414,900

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.30%, 6/1/37	B3	1,000,000	975,620
Ser. A-1, 5.125%, 6/1/47	B3	3,970,000	3,712,466
Ser. A-1, 5.00%, 6/1/33	B3	100,000	96,954

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. B, 5.00%, 5/15/41	AA-	1,000,000	1,105,440
Ser. D, 5.00%, 5/15/40	AA	3,500,000	3,850,735
5.00%, 5/15/30	AA	1,000,000	1,113,110

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	630,714

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,000,000	4,052,730
Ser. B, 6.50%, 11/1/39	BBB+	3,000,000	4,052,730

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	3,650,000	3,798,519

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,360,050

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 6.625%, 8/1/38	Aa3	500,000	601,315

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5.00%, 8/15/30	AA-	635,000	724,383

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	AA-	1,990,000	1,781,329

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/42	A3	2,110,000	2,280,404

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	AA-	860,000	883,882

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	3,750,000	4,072,575

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa2	5,000,000	1,911,350
zero %, 7/1/38	Aa2	5,000,000	2,083,750

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	875,000	1,060,203

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	345,000	346,073

Univ. of CA Rev. Bonds, Ser. AF, 5.00%, 5/15/36(T)	AA	9,000,000	10,292,573

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	AA-	2,000,000	2,213,740

			105,819,074
Colorado (2.4%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	BBB+	600,000	646,002
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,750,000	1,847,423
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,098,700
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,041,400
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB+	1,650,000	1,730,801

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 6/1/29	BBB+	315,000	315,324

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	553,515

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,081,613

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	200,000	210,632

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6.50%, 11/15/38	Baa1	2,250,000	3,007,103

			11,532,513
Delaware (0.6%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,100,000	1,200,705

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.62%, 10/1/38	VMIG1	1,650,000	1,650,000

			2,850,705
District of Columbia (1.8%)

DC Rev. Bonds (Howard U.), Ser. A
6.50%, 10/1/41	BBB	1,575,000	1,589,285
U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)		25,000	29,878

DC U. Rev. Bonds (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,130,500

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	2,000,000	2,252,920

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5.00%, 10/1/39	A2	2,000,000	2,142,300
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,445,849

			8,590,732
Florida (5.6%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	3,000,000	3,365,910

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A, 5.00%, 10/1/31	A2	255,000	268,762

Greater Orlando Aviation Auth. Rev. Bonds (Arpt. Fac.), Ser. A, 5.00%, 10/1/46	Aa3	3,000,000	3,293,790

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,416,365

Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	644,820

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,445,972

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	340,000	354,192

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5.00%, 10/1/40 (Prerefunded 10/1/20)	Aa3	1,500,000	1,688,025

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,400,000	1,433,502

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5.375%, 10/1/41	A2	3,000,000	3,304,290
Ser. A, 5.00%, 10/1/38	A	2,000,000	2,151,140
5.00%, 10/1/28	A2	500,000	556,030

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	1,000,000	1,087,390

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,440,275

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,142,990
(Lifespace Cmntys, Inc.), Ser. C, 5.00%, 5/15/38	A/F	2,000,000	2,136,820

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	390,834

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	355,000	355,298

			27,476,405
Georgia (6.2%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/30	A2	1,715,000	1,955,031

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	1,250,000	1,357,550

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5.00%, 1/1/34	Aa3	1,550,000	1,747,315
5.00%, 1/1/33	Aa3	1,500,000	1,696,950

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,102,460

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,514,957

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care)
Ser. S, 5.50%, 8/15/54	AA-	925,000	1,070,392
Ser. B, 5.25%, 2/15/45	AA-	6,500,000	6,911,255

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39	Ba3	1,400,000	1,435,504

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,962,490

Richmond Cnty., Hosp. Auth. Rev. Bonds (U. Hlth. Svcs., Inc.)
5.00%, 1/1/31	A1	2,175,000	2,498,531
5.00%, 1/1/30	A1	770,000	872,472

			30,124,907
Illinois (15.5%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	1,926,989
Ser. A, 5.50%, 1/1/39	BBB+	500,000	482,700
Ser. D-05, 5.50%, 1/1/37	BBB+	750,000	726,173
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,093,720
Ser. D-05, 5.50%, 1/1/34	BBB+	1,000,000	976,300
Ser. A, 5.25%, 1/1/33	BBB+	1,250,000	1,184,100
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,388,115

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B	2,250,000	1,799,888

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	BBB-	500,000	512,005

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A2	4,000,000	4,492,520
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,388,225
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,467,655
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,365,125
Ser. G, 5.00%, 1/1/37	A	400,000	428,728

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/34	AA	1,500,000	1,527,405

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,239,280

Chicago, Waste Wtr. Transmission Rev. Bonds
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,925,576
Ser. A, NATL, zero %, 1/1/24	AA-	1,600,000	1,241,040

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C, 5.00%, 1/1/39	A	900,000	947,385

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	679,127
5.00%, 11/1/39	A	1,080,000	1,154,218

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,178,920

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	2,849,250
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,664,196
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,591,597
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37 (Prerefunded 1/1/18)	A	3,000,000	3,126,330
(Alexian), Ser. A, AGM, 5.25%, 1/1/22 (Prerefunded 4/14/18)	A2	3,775,000	3,964,920

IL State G.O. Bonds
5.25%, 2/1/30	Baa2	1,000,000	1,027,060
5.00%, 11/1/36	Baa2	6,000,000	5,954,940
5.00%, 3/1/34	Baa2	750,000	747,413

IL State Fin. Auth. Rev. Bonds
(Presence Hlth. Network ), Ser. C, 5.00%, 2/15/36	Baa3	400,000	407,900
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	A/F	1,025,000	1,086,223
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	480,255

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	996,041

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/21	AA+	1,805,000	1,591,848
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	133,046
NATL, FGIC, zero %, 12/1/20	AA+	1,495,000	1,366,071
U.S. Govt. Coll., NTAL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	145,827

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AA-	12,000,000	6,343,920

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,506,251

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	4,150,000	4,725,688

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	AA-	1,870,000	1,320,388

			76,154,358
Indiana (0.7%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	180,000	199,958

IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,086,310
(Duke Energy Ind.), Ser. C, 4.95%, 10/1/40	Aa3	1,000,000	1,062,400

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGC, 5.75%, 10/1/28	AA	1,000,000	1,106,290

			3,454,958
Kentucky (1.2%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,113,270

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	290,000	297,842

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc. ), Ser. A, 5.00%, 10/1/32	A-	2,750,000	3,030,995

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,132,176
5.00%, 7/1/31	A+	385,000	424,513

			5,998,796
Louisiana (0.1%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	Baa1	650,000	693,050

			693,050
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	650,000	710,015

			710,015
Massachusetts (8.1%)

MA State G.O. Bonds
Ser. I, 5.00%, 12/1/35	Aa1	1,500,000	1,735,665
Ser. B, 5.00%, 7/1/33	Aa1	3,500,000	4,067,035

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	2,500,000	2,692,625

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	674,349
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	960,369	984,407
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	Baa3	500,000	550,195
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB-	1,100,000	1,218,085
(Carleton-Willard Village), 5.625%, 12/1/30	A-	750,000	806,760
(Linden Ponds, Inc.), Ser. B, 5.50%, 11/15/56	B-/P	254,614	1,777
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	51,190	50,520
(Berklee College of Music), 5.25%, 10/1/41	A2	2,000,000	2,245,180
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	3,000,000	3,230,070
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,900,000	2,126,803
(Intl. Charter School), 5.00%, 4/15/33	BBB	1,000,000	1,080,150

MA State Edl. Fin. Auth. Rev. Bonds (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	879,952
4.375%, 1/1/32	AA	925,000	938,255

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	1,175,000	1,247,333
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	BBB	550,000	612,123
(Care Group), Ser. B-2, NATL, 5.375%, 2/1/26 (Prerefunded 8/1/18)	AA-	700,000	744,667
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	3,250,000	3,567,135

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa2	1,160,000	1,217,490

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,097,704

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5.25%, 7/1/33	A1	2,500,000	2,835,725
5.00%, 7/1/41	A1	2,590,000	2,875,936

			39,479,941
Michigan (7.2%)

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	213,690

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,217,130

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,520
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,420,000	1,585,941

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	559,490

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	910,000	981,490

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,762,606

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,790,670

MI State Fin. Auth. Rev. Bonds
(Henry Ford Hlth Syst.), 5.00%, 11/15/41	A	1,800,000	1,936,890
Ser. H-1, 5.00%, 10/1/39	AA-	1,575,000	1,713,710
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,085,400
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	1,100,000	1,181,939
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	Baa1	1,900,000	2,048,580
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	1,000,000	1,078,200
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A3	100,000	108,289
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	850,000	923,899
(Detroit), Ser. C-3, 5.00%, 4/1/27	A2	750,000	857,378

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,776,250
(Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	A	2,000,000	2,235,460
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/31	A1	390,000	399,933

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,052,877

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,923,785

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5.50%, 6/1/47	BB+/F	675,000	683,951
5.25%, 6/1/32	BB+/F	320,000	325,773

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	541,328

Wayne Cnty., Arpt. Auth. Rev. Bonds
Ser. D, 5.00%, 12/1/40	A2	2,890,000	3,147,875
Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,222,140

			35,360,194
Minnesota (1.0%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5.00%, 1/1/32	A+	500,000	565,315

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	250,000	277,535

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	536,470

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6.125%, 10/1/39 (Prerefunded 10/1/17)	BB/P	995,000	1,028,233

St. Cloud, Hlth. Care Rev. Bonds (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A1	160,000	174,467

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/33	A2	2,000,000	2,262,320

			4,844,340
Mississippi (0.7%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,445,000	1,449,089

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	2,000,000	2,141,000

			3,590,089
Nebraska (0.2%)

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	925,000	1,000,508

			1,000,508
Nevada (6.5%)

Clark Cnty., Ltd. Tax Bonds, 5.00%, 6/1/33(T)	AA	28,285,000	29,600,202

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	A1	1,565,000	1,756,087

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5.00%, 9/1/25	BBB-/P	555,000	562,948

			31,919,237
New Hampshire (0.7%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	531,470
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,704,825

			3,236,295
New Jersey (8.0%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,414,907

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	500,000	535,215
Ser. WW, 5.25%, 6/15/32	A3	1,500,000	1,587,285
Ser. AAA, 5.00%, 6/15/36	A3	750,000	748,110
(Biomedical Research), Ser. A, 5.00%, 7/15/29	A3	400,000	411,216
Ser. B, 5.00%, 11/1/26	BBB+	4,500,000	4,704,525
5.00%, 6/15/26	Baa1	500,000	520,725

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,900,000	4,213,989
Ser. B, 5.60%, 11/1/34	A1	500,000	536,355

NJ State Edl. Fac. Auth. Rev. Bonds (Georgian Court U.), Ser. D
5.25%, 7/1/37	Baa3	1,000,000	1,006,040
5.25%, 7/1/27	Baa3	500,000	505,200

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aa2	2,500,000	2,768,225

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	2,750,000	2,962,135
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,555,260

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	1,995,570
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	1,000,000	1,065,360
(Trans. Syst.), Ser. A, zero %, 12/15/30	A3	10,000,000	4,933,900

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. S-1, 5.00%, 1/1/34	A3	1,000,000	993,190

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5.00%, 6/1/41	B3	2,000,000	1,795,020
4.75%, 6/1/34	B3	3,000,000	2,655,330

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,439,472

			39,347,029
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	1,460,000	1,478,819

			1,478,819
New York (7.2%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	320,000	345,942

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	2,000,000	2,382,040

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5.00%, 11/15/36	AA-	2,000,000	2,234,560

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev Bonds, 5.00%, 6/15/31(T)	AA+	10,000,000	11,257,851

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. A-1, 5.00%, 5/1/40	AAA	3,000,000	3,398,250

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	Aa3	135,000	135,201

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/43	AAA	4,000,000	4,486,640

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5.00%, 7/1/35	Aa2	1,000,000	1,117,970

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6.25%, 12/1/37	Baa3	1,800,000	1,898,910

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5.00%, 3/15/31(T)	AAA	5,000,000	5,610,450

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.00%, 7/1/46	Baa3	1,500,000	1,568,880
5.00%, 7/1/41	Baa3	1,000,000	1,051,760

			35,488,454
North Carolina (1.0%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,000,000	1,106,350

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6.00%, 11/1/33 (Prerefunded 11/1/18)	A-/F	805,000	870,616

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/36	A-/F	550,000	597,889

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	2,000,000	2,074,520

			4,649,375
Ohio (7.5%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond) ), Ser. A, 5.00%, 2/15/30	A	1,250,000	1,410,650

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6.25%, 6/1/37	B-	2,225,000	2,114,440
Ser. A-2, 5.875%, 6/1/30	B-	1,450,000	1,319,297
Ser. A-2, 5.75%, 6/1/34	B-	8,825,000	7,988,920

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB-	1,125,000	1,238,051

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	495,000	523,512
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	2,605,000	2,798,135

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	Baa1	2,000,000	2,163,640

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College)
5.00%, 7/1/44	A+	3,265,000	3,543,602
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	1,735,000	1,937,405

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	700,000	760,445

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,230,671

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1
5.25%, 2/15/33	A1	225,000	257,418
5.25%, 2/15/32	A1	950,000	1,090,296

OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation), Ser. C, 4.00%, 6/1/33	Caa1	1,470,000	617,400

Scioto Cnty., Hosp. Rev. Bonds
(Southern Med. Ctr.), 5.50%, 2/15/28 (Prerefunded 2/15/18)	A2	4,660,000	4,871,051
(Southern OH Med. Ctr.), 5.00%, 2/15/33	A2	605,000	676,747
(Southern OH Med. Ctr.), 5.00%, 2/15/32	A2	745,000	837,037

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	625,000	681,994
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	120,000	124,547

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	532,770
5.00%, 7/1/32	A	250,000	267,378

			36,985,406
Oklahoma (0.2%)

OK State Tpk. Auth. VRDN, Ser. F, 0.61%, 1/1/28	VMIG1	950,000	950,000

			950,000
Oregon (1.1%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.20%, 6/1/31	A1	1,750,000	1,831,463

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	700,000	744,093

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	1,250,000	1,382,863

Salem, Hosp. Fac. Auth. Rev. Bonds (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,670,655

			5,629,074
Pennsylvania (5.3%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Minstries)
5.00%, 1/1/32	BBB+/F	200,000	211,480
5.00%, 1/1/31	BBB+/F	1,000,000	1,062,740

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A+	450,000	498,767

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5.00%, 1/1/40	A	1,200,000	1,287,192
5.00%, 1/1/31	A	2,500,000	2,798,350

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5.00%, 7/1/41	Baa2	1,650,000	1,754,330

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5.50%, 3/15/38 (Prerefunded 9/15/18)	BBB-	725,000	775,605

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	1,000,000	1,073,750

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/40 (Prerefunded 8/15/18)	A3	1,250,000	1,333,200

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,094,270

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	521,150
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,277,620
(Philadelphia U.), 5.00%, 6/1/30	BBB+	2,250,000	2,274,390
(Philadelphia U.), 5.00%, 6/1/22	BBB+	860,000	869,727

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	911,853

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,284,420

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/38	A1	1,000,000	1,099,730

Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,107,080

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,338,460

Westmoreland Ctny., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	520,979

			26,095,093
Puerto Rico (0.1%)

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5.50%, 7/1/39 (In default)(NON)	D/P	1,000,000	665,000

			665,000
Rhode Island (0.6%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,740,953

			2,740,953
South Carolina (2.5%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,589,650
Ser. A, 5.50%, 12/1/54	AA-	3,000,000	3,343,650
Ser. A, 5.00%, 12/1/55	AA-	2,000,000	2,146,220
Ser. A, 5.00%, 12/1/50	AA-	2,000,000	2,152,100

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	1,000,000	1,099,170

			12,330,790
Tennessee (0.8%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	3,450,000	3,749,219

			3,749,219
Texas (16.1%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	500,000	534,200

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	425,052

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	2,850,000	2,967,164

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/45	BBB+	250,000	268,438
Ser. A, 5.00%, 1/1/40	BBB+	500,000	538,355
(Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	425,000	458,528

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), 5.00%, 8/15/28	BBB	300,000	335,949

Dallas, Area Rapid Transit Rev. Bonds (Sr. Lien), 5.00%, 12/1/33(T)	AA+	26,000,000	27,839,240

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,397,500

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,021,120
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	800,000	849,808

Houston, Arpt. Syst. Rev. Bonds (United Airlines, Inc.), 4.75%, 7/1/24	Ba3	2,000,000	2,116,580

Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33	AA	1,500,000	1,674,750

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	Baa1	1,750,000	1,888,723

Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds
5.00%, 11/1/36	A1	1,000,000	1,099,470
5.00%, 11/1/35	A1	1,000,000	1,093,960

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/33	A	700,000	785,526

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	Baa1	1,500,000	1,609,080

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	503,800
(Collegiate Hsg.-College Station I, LLC), AGM, 5.00%, 4/1/46	AA	2,100,000	2,264,787
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	1,000,000	1,063,740

North East TX, Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/46	Baa2	2,500,000	2,672,225

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/43	AA+	2,000,000	486,440

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,972,897
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	160,000	166,862
Ser. A, 5.00%, 1/1/39	A1	2,000,000	2,218,200
Ser. D, AGC, zero %, 1/1/28	AA	7,800,000	5,318,820

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	282,000	423
Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	814,000	1,221

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	1,300,000	1,334,021

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/37	A/F	615,000	620,787
Ser. B, 5.00%, 11/15/46	A/F	2,000,000	2,071,900

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,626,615

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,077,140

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,500,000	2,714,625

			79,017,946
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	1,300,000	1,305,382

			1,305,382
Vermont (0.3%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/36	A3	1,250,000	1,355,575

			1,355,575
Virginia (0.6%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc. ), Ser. A, 5.00%, 10/1/36	BBB/F	425,000	466,166

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	2,100,000	2,292,045

			2,758,211
Washington (3.2%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	953,286

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BB+	1,300,000	1,358,383

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5.00%, 6/1/28(T)	AA+	5,000,000	5,653,204

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,415,573

WA State G.O. Bonds, Ser. 17-A, 5.00%, 8/1/39	Aa1	3,000,000	3,412,800

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,375,476

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Bayview Manor Homes ), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	376,099

			15,544,821
West Virginia (0.9%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5.50%, 10/15/37	Baa2	3,450,000	3,489,917

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	935,000	962,489

			4,452,406
Wisconsin (1.2%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	371,959

WI State Rev. Bonds, Ser. A
6.00%, 5/1/27	Aa3	2,265,000	2,490,662
U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)		235,000	259,513

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,500,000	1,662,000
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	821,843
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	465,286

			6,071,263
Wyoming (0.4%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	2,000,000	2,186,480

			2,186,480
TOTAL INVESTMENTS

Total investments (cost $657,411,241)(b)			$696,294,152

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $490,175,229.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $657,172,883, resulting in gross unrealized appreciation and depreciation of $46,728,762 and $7,607,493, respectively, or net unrealized appreciation of $39,121,269.
(NON)	This security is non-income-producing.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $48,573,497 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	23.2%
	Health care	18.9
	Utilities	18.1
	Prerefunded	15.6
	State debt	15.0
	Local debt	13.1
	Tax bonds	11.9

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $90,253,520 were held by the TOB trust and served as collateral for $41,680,023 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $185,416 for these investments based on an average interest rate of 0.59%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$696,283,466	$10,686

Totals by level	$—	$696,283,466	$10,686

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017